Income Taxes (Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 107	$ 111	$ 108
Additions based on tax positions related to the current year	12	15	7
Additions for tax positions of prior years	2	17	15
Reductions for tax positions of prior years	(12)	(19)	(5)
Pre-acquisition unrecognized tax benefits	2
Reductions for expiration of the applicable statute of limitations	(6)	(7)	(6)
Settlements	(23)	(8)	(2)
Currency	0	(2)	(6)
Ending balance	$ 82	$ 107	$ 111